Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss	$ (194,970)	$ (411,654)	$ (720,409)	$ (412,971)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	79,784	71,921	144,271	6,986
Amortization of operating lease ROU assets	197,511	150,385	330,671	126,302
Impairment loss on property and equipment’	3,955
Write-off of assets			27,000
Changes in assets and liabilities
Increase in accounts receivable	(376,353)	(26,738)	(84,267)	(2,001)
Increase in inventories	(72,250)
Increase in advances to suppliers	117,997	(12,384)	(132,123)	(27,000)
Increase in prepaid expenses			(65,489)	(27,377)
Increase in due from relates parties		(429)
Increase in other receivables and current assets	11,789	(32,050)	(96,097)	(1,519)
Increase in other non-current assets				(32,781)
(Decrease) increase in accounts payable			(4,428)	6,879
(Decrease) increase in accrued and other payables			(5,813)	61,869
Increase in other payable			44,793	8,610
Decrease in contract liability				(2,800)
Increase in due to a related party
Increase in customer advances	66,001	4,130
Increase in accounts payable and accrued expenses	125,519	6,883
(Decrease) increase in other payables	(25,980)	19,207
Increase in taxes payable	11,184
Decrease in operating lease liabilities	(36,000)	7,571	(338,389)	(353,610)
Net cash used in operating activities	(91,813)	(223,158)	(900,280)	(649,413)
Cash flows from investing activities
Purchase of fixed assets	(165,341)	(44,820)	(49,488)	(224,248)
Purchase of intangible assets			(13,857)
Net cash used in investing activities	(165,341)	(44,820)	(63,345)	(224,248)
Cash flows from financing activities
Proceeds from borrowings			803,734	423,209
Proceeds from related party payables	340,000	138,745	364,303	616,866
Net cash provided by financing activities	340,000	138,745	1,168,037	1,040,075
Net increase of cash and cash equivalents	82,846	(129,233)	204,412	166,414
Effect of foreign currency translation on cash and cash equivalents	2,051	84	(415)	(216)
Cash and cash equivalents – beginning	370,549	166,552	166,552	354
Cash and cash equivalents – ending	455,446	37,403	370,549	166,552
Supplementary cash flow information:
Interest paid
Income taxes paid	$ 10,388
Non-cash financing and investing activities:
Repayment of related party debt				83,300
Recognized ROU assets through lease liabilities			424,790	671,373
Conversion of loan payable to promissory note payable			1,284,103
Debt assignment to related party			$ 1,216,440